Collaboration Agreements - Additional Information (Detail) $ in Thousands	1 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Apr. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 USD ($) Number	May 31, 2019 USD ($)	Oct. 31, 2018 Number	Jun. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) Number	Jul. 31, 2019 USD ($)
Collaboration Agreements [Line Items]
Deferred revenue, Current		$ 31,977				$ 24,500			$ 24,500		$ 31,977	$ 19,594
Deferred revenue, Non current		120,805				118,742			118,742		120,805	14,106
Proceeds from fees received									4,000		2,000
Accounts receivable current, Research extension fee		12,000				2,000			2,000		12,000
Contract asset, Research extension fee		10,000				6,000			$ 6,000		10,000
Revenue remaining performance obligations expected remaining contractual term									6 years 1 month 6 days
Receivable research extension fee						12,000			$ 12,000
Two Thousand And Eighteen Gilead Agreement [Member]
Collaboration Agreements [Line Items]
Research Term					3 years
Number of Licensed Product | Number					5								2
Non-refundable upfront payment received		50,000				50,000			50,000		50,000		$ 50,000
Milestone payments receivable													1,700,000
Transaction price allocated to performance obligation													$ 50,000
Performance obligation, Satisfaction description													The Company determined that the single combined performance obligation is satisfied over time as the customer is simultaneously receiving and consuming the benefit of the Company’s performance.
Proceeds from license fee received				$ 7,500
Deferred revenue, Current												18,600
Gilead Letter Agreement [Member]
Collaboration Agreements [Line Items]
Contract with customer liability														$ 2,600
Contract with customer liability, Revenue recognized								$ 300		$ 700	700	9,400
Deferred revenue, Current												1,000
Gilead Agreement [Member]
Collaboration Agreements [Line Items]
Transaction price allocated to performance obligation		187,000				187,000			187,000		187,000
Contract with customer liability		125,000				125,000			125,000		125,000
Research Extension Fee		12,000									12,000
Contract with customer liability, Revenue recognized						7,200		$ 4,700	13,500	$ 9,100	7,000	15,200
Deferred revenue, Current		32,000				24,500			24,500		32,000	19,600
Deferred revenue, Non current		$ 120,800				118,700			118,700		$ 120,800	$ 14,100
Amended Gilead Agreement [Member]
Collaboration Agreements [Line Items]
Research Term			7 years
Number of Licensed Product | Number			15
Milestone payments receivable			$ 410,000
Temporary equity, Par value			$ 125,000
Equity method investment, Ownership percentage		10.00%									10.00%
Number of years determining royalties receivable			10 years
Revenue recognized, Cumulative catch-up adjustment							$ 11,300
Assessment of variable consideration constraint, Description		the Company determined that the variable consideration of $12.0 million should not be constrained as the potential for a significant reversal of cumulative revenue recognized at the contract level is remote, and therefore the research extension consideration was added to the transaction price under the Gilead Agreement.
Research Extension Fee		$ 12,000									$ 12,000
Licensed a program,Fee amount	$ 11,000
License fee amount received,recognised as revenue	$ 11,000
Amended Gilead Agreement [Member] | Series B One Preferred Stock [Member]
Collaboration Agreements [Line Items]
Temporary equity, Par value			$ 20,000
Gilead Agreement Based Performance [Member]
Collaboration Agreements [Line Items]
Contract with customer liability, Revenue recognized						$ 11,000			$ 11,000